ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
ADMINISTRATIVE EXPENSES [Abstract]
Schedule of Administrative Expenses
This item consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Information technology and system expenses	1,385,862	1,251,424	1,080,001
Publicity and others	514,431	770,965	720,718
Consulting and professional fees	448,927	407,508	336,715
Taxes and contributions	354,353	382,711	264,326
Transport and communications	250,470	244,255	226,860
Repair and maintenance	170,417	154,533	157,127
Short term, low-value and variable lease expenses	143,855	124,781	108,357
Outsourcing	112,962	107,274	144,534
Comissions by agents	108,710	118,156	115,120
Subscriptions and quotes	78,402	74,002	61,945
Security and protection	69,679	65,970	64,432
Sundry supplies	69,582	91,769	118,510
Electricity and water	48,150	52,260	56,359
Insurance	44,046	55,150	56,324
Electronic processing	33,579	29,466	39,764
Cleaning	27,254	25,549	22,677
Others	230,105	228,002	229,434
Total	4,090,784	4,183,775	3,803,203